Investment Objectives and Goals	Jan. 23, 2026
Renaissance IPO ETF
Prospectus [Line Items]
Risk/Return [Heading]	RENAISSANCE IPO ETF (ticker: “IPO”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Renaissance IPO ETF (the “Fund”), a series of Renaissance Capital Greenwich Funds (the “Trust”), seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Renaissance IPO Index (the “Index”).

Renaissance International IPO ETF
Prospectus [Line Items]
Risk/Return [Heading]	RENAISSANCE INTERNATIONAL IPO ETF (TICKER: “IPOS”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Renaissance International IPO ETF (the “Fund”), a series of Renaissance Capital Greenwich Funds (the “Trust”), seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Renaissance International IPO Index (the “Index”).